Shareholders' Equity - Share capital (Details)	1 Months Ended				12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2021 EUR (€) shares	Apr. 30, 2021 EUR (€) shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Nov. 30, 2021 USD ($)	Apr. 30, 2021 $ / shares
Shareholders Equity
Authorized share capital | €					€ 13,600,000
Par value per share | € / shares					€ 0.04
Shares issued in the period | €						€ 14,572,000	€ 108,477,000
Eli Lilly and Company
Shareholders Equity
Issue of ordinary shares (in shares)	9,381,586	9,381,586	3,989,976
Gross proceeds from issuance of shares	€ 14,122,000	$ 15,000,000	€ 25,270,000
Transaction cost | €	€ 0		€ 0
Ordinary
Shareholders Equity
Balance at beginning of period (in shares)					84,246,967	74,865,381	54,131,553
Issued for cash						9,381,586	20,498,451
Issued for services							112,657
Exercise of share options					537,513	144,688	474,887
Treasury shares issued (transferred)					(536,096)	(144,688)	(352,167)
Balance at end of period (in shares)	84,246,967	84,246,967			84,248,384	84,246,967	74,865,381
Number of shares issued					84,248,384
Number of shares authorised					170,000,000
Shares were issued and fully paid in cash					81,354,592
Treasury shares	3,429,888	3,429,888			2,893,792	3,429,888
Preferred
Shareholders Equity
Number of shares authorised					170,000,000
At The Market Offering | Cantor Fitzgerald & Co
Shareholders Equity
Issue of ordinary shares (in shares)						0	0
At The Market Offering | Ordinary
Shareholders Equity
Maximum aggregate offering of ordinary shares | $								$ 300,000,000
At The Market Offering | Ordinary | Cantor Fitzgerald & Co
Shareholders Equity
Maximum aggregate offering of ordinary shares | $								$ 75,000,000
Underwritten public offering and direct offering
Shareholders Equity
Issue of ordinary shares (in shares)				15,923,077
Share price | $ / shares									$ 6.50
Gross proceeds from issuance of shares | €				€ 88,115,000
Transaction cost | €				5,499,000
Net proceeds | €				€ 82,616,000